Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Non-cash Working Capital Items Related to Operating Activities
a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Accounts receivable	(8,750)	(13,788)	13,189
Prepaid expenses and other assets	6,075	(6,139)	5,680
Accounts payable and accrued liabilities	35	(8,716)	23,526
Advances (to) from affiliate	(14,807)	17,347	(7,931)

	(17,447)	(11,296)	34,464

Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation
f)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $
Peary Spirit (note 12f)	—	(37,729)	—
Scott Spirit (note 12i)	—	(22,954)	—
Falcon Spirit (net of cash acquired of $2.8 million) (note 12b)	—	—	(14,099)
Rio das Ostras (net of cash acquired of $17.7 million) (note 12c)	—	—	(58,721)
Amundsen Spirit (note 12d)	—	—	(17,671)
Nansen Spirit (note 12e)	—	—	(16,560)

	—	(60,683)	(107,051)

Contribution (Distribution) of Capital from (to) Teekay Corporation to (from) Dropdown Predecessor
g)	Contribution (distribution) of capital from (to) Teekay Corporation to (from) the Dropdown Predecessor is as follows:

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $
Relating to Scott Spirit (note 12i)	—	2,305	—
Relating to Falcon Spirit (note 12b)	—	—	3,608
Relating to Rio das Ostras (note 12c)	—	—	(2,791)
Relating to Amundsen Spirit (note 12d)	—	—	3,496

	—	2,305	4,313